SHARE CAPITAL - Warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
SHARE CAPITAL
Outstanding at beginning of the period | shares	276,652
Expired | shares	(1,844)
Exercised | shares	(274,808)
Weighted average exercise price per share at beginning of the period | $ / shares	$ 13.2
Expired | $ / shares	13.2
Exercised | $ / shares	$ 13.2